Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Inventory [Line Items]
Raw materials	$ 8,198
Work in process	2,831
Finished goods	2,414
Inventory, Net, Total	$ 13,443